Supplemental Financial Information (Parent - Balance Sheet) (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 401,478,000	$ 4,143,000	$ 8,919,000	$ 10,664,000
Other current assets	6,020,000	4,300,000
Total current assets	521,393,000	91,214,000
Other non-current assets	1,374,000	835,000
Total assets	1,540,928,000	952,039,000
Current liabilities:
Current portion of long-term debt	0	3,370,553,000
Interest payable	0	42,657,000
Accrued and other current liabilities	53,348,000	72,428,000
Total current liabilities	138,208,000	3,651,897,000
Total liabilities not subject to compromise	431,038,000	3,943,976,000
Total shareholders’ deficit	(2,928,151,000)	(2,991,937,000)	211,660,000	(331,490,000)
Total liabilities and shareholders’ equity	1,540,928,000	952,039,000
Parent [Member]
Current Assets:
Cash and cash equivalents	3,009,000	523,000	$ 772,000	$ 629,000
Accounts receivable from related companies	29,939,000	64,542,000
Other current assets	2,100,000	5,150,000
Total current assets	35,048,000	70,215,000
Other non-current assets		24,197,000
Total assets	35,048,000	94,412,000
Current liabilities:
Current portion of long-term debt		1,283,232,000
Interest payable		14,166,000
Accrued and other current liabilities	47,000
Total current liabilities	47,000	1,297,398,000
Advances from unconsolidated affiliates	1,623,414,000	1,788,951,000
Total liabilities not subject to compromise	1,623,461,000	3,086,349,000
Liabilities subject to compromise	1,339,739,000
Total shareholders’ deficit	(2,928,152,000)	(2,991,937,000)
Total liabilities and shareholders’ equity	$ 35,048,000	$ 94,412,000